Summary of Option Activity (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 05, 2012
Equity [Abstract]
Options Outstanding, Beginning balance			223,404
Options Exercisable, Begining balance
Options, Granted	223,404
Options, Exercised
Options, Forfeited/Cancelled
Options Outstanding, Ending balance	223,404		223,404
Options Exercisable, Ending balance	223,404
Options Outstanding, Weighted Average Exercise Price, Beginning balance
Options Exercisable, Weighted Average Exercise Price, Beginning balance			$ 1.00
Weighted Average Exercise Price, Granted	$ 1.00
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Forfeited/Cancelled
Options Outstanding, Weighted Average Exercise Price, Ending balance	$ 1.00
Options Exercisable, Weighted Average Exercise Price, Ending balance	$ 1.00		$ 1.00